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11.30 Fidelity Strategic Dividend & Income Fund - AMCIZ PRO-12 | Fidelity Strategic Dividend & Income Fund
Fund Summary Fund/Class:<br/>Fidelity® Strategic Dividend & Income® Fund/Fidelity Advisor® Strategic Dividend & Income® Fund A, M, C, I, Z
Investment Objective
The fund seeks reasonable income. The fund will also consider the potential for capital appreciation.
Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund. In addition to the fees and expenses described below, your broker may also require you to pay brokerage commissions on purchases and sales of certain share classes of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 30 of the prospectus. Different intermediaries may provide additional waivers or reductions of the sales charge. Please see “Sales Charge Waiver Policies Applied by Certain Intermediaries” in the “Appendix” section of the prospectus.

Shareholder fees (fees paid directly from your investment)
Shareholder Fees {- Fidelity Strategic Dividend & Income Fund} - 11.30 Fidelity Strategic Dividend & Income Fund - AMCIZ PRO-12 - Fidelity Strategic Dividend & Income Fund	Fidelity Advisor Strategic Dividend & Income Fund: Class A		Fidelity Advisor Strategic Dividend & Income Fund: Class M		Fidelity Advisor Strategic Dividend & Income Fund: Class C		Fidelity Advisor Strategic Dividend & Income Fund: Class I	Fidelity Advisor Strategic Dividend & Income Fund: Class Z
Maximum sales charge (load) on purchases (as a % of offering price)	5.75%		3.50%		none		none	none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none	[1]	none	[1]	1.00%	[2]	none	none
[1]	Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.
[2]	On Class C shares redeemed less than one year after purchase.

Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Operating Expenses {- Fidelity Strategic Dividend & Income Fund} - 11.30 Fidelity Strategic Dividend & Income Fund - AMCIZ PRO-12 - Fidelity Strategic Dividend & Income Fund	Fidelity Advisor Strategic Dividend & Income Fund: Class A	Fidelity Advisor Strategic Dividend & Income Fund: Class M	Fidelity Advisor Strategic Dividend & Income Fund: Class C		Fidelity Advisor Strategic Dividend & Income Fund: Class I	Fidelity Advisor Strategic Dividend & Income Fund: Class Z
Management fee	0.54%	0.54%	0.54%		0.54%	0.54%
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%		none	none
Other expenses	0.21%	0.21%	0.22%		0.20%	0.07%
Total annual operating expenses	1.00%	1.25%	1.76%	[1]	0.74%	0.61%
[1]	Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses. For the period, acquired fund fees and expenses are less than 0.01% and are included in other expenses.

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:

Sell All Shares
Expense Example {- Fidelity Strategic Dividend & Income Fund} - 11.30 Fidelity Strategic Dividend & Income Fund - AMCIZ PRO-12 - Fidelity Strategic Dividend & Income Fund - USD ($)	Fidelity Advisor Strategic Dividend & Income Fund: Class A	Fidelity Advisor Strategic Dividend & Income Fund: Class M	Fidelity Advisor Strategic Dividend & Income Fund: Class C	Fidelity Advisor Strategic Dividend & Income Fund: Class I	Fidelity Advisor Strategic Dividend & Income Fund: Class Z
1 year	$ 671	$ 473	$ 279	$ 76	$ 62
3 years	875	733	554	237	195
5 years	1,096	1,012	954	411	340
10 years	$ 1,729	$ 1,808	$ 2,073	$ 918	$ 762

Hold Shares
Expense Example, No Redemption {- Fidelity Strategic Dividend & Income Fund} - 11.30 Fidelity Strategic Dividend & Income Fund - AMCIZ PRO-12 - Fidelity Strategic Dividend & Income Fund - USD ($)
	Fidelity Advisor Strategic Dividend & Income Fund: Class A	Fidelity Advisor Strategic Dividend & Income Fund: Class M	Fidelity Advisor Strategic Dividend & Income Fund: Class C	Fidelity Advisor Strategic Dividend & Income Fund: Class I	Fidelity Advisor Strategic Dividend & Income Fund: Class Z
1 Year	$ 671	$ 473	$ 179	$ 76	$ 62
3 Years	875	733	554	237	195
5 Years	1,096	1,012	954	411	340
10 Years	$ 1,729	$ 1,808	$ 2,073	$ 918	$ 762

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 58% of the average value of its portfolio.

Principal Investment Strategies
  Normally investing at least 80% of assets in equity securities.
  Allocating the fund's assets among four general investment categories: common stocks, Real Estate Investment Trusts (REITs) and other real estate related investments, convertible securities, and preferred stocks.
  Using a neutral mix of approximately 50% common stocks, 15% REITs and other real estate related investments, 15% convertible securities, and 20% preferred stocks.
  Investing the fund's assets with a focus on equity securities that pay current dividends and show potential for capital appreciation, which tends to lead to investments in "value" stocks in the common stock category.
  Potentially investing in other types of equity securities and debt securities, including lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds).
  Investing in domestic and foreign issuers.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.
  Investing in Fidelity's central funds (specialized investment vehicles used by Fidelity® funds to invest in particular security types or investment disciplines).

Principal Investment Risks
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Real Estate Industry Exposure. Changes in real estate values or economic downturns can have a significant negative effect on issuers in the real estate industry.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.
  "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit institutional.fidelity.com for more recent performance information.

The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.
Year-by-Year Returns Calendar Years

During the periods shown in the chart for Class A:	Returns	Quarter ended
Highest Quarter Return	11.29%	March 31, 2019
Lowest Quarter Return	-10.44%	September 30, 2011

Average Annual Returns

Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2019

Average Annual Total Returns{- Fidelity Strategic Dividend & Income Fund} - 11.30 Fidelity Strategic Dividend & Income Fund - AMCIZ PRO-12 - Fidelity Strategic Dividend & Income Fund	Past 1 year	Past 5 years	Past 10 years	Since Inception	[1]	Inception Date
Fidelity Advisor Strategic Dividend & Income Fund: Class A | Return Before Taxes	15.13%	6.32%	9.60%
Fidelity Advisor Strategic Dividend & Income Fund: Class A | After Taxes on Distributions	13.03%	4.55%	8.22%
Fidelity Advisor Strategic Dividend & Income Fund: Class A | After Taxes on Distributions and Sales	9.74%	4.53%	7.52%
Fidelity Advisor Strategic Dividend & Income Fund: Class M | Return Before Taxes	17.59%	6.56%	9.59%
Fidelity Advisor Strategic Dividend & Income Fund: Class C | Return Before Taxes	20.22%	6.77%	9.43%
Fidelity Advisor Strategic Dividend & Income Fund: Class I | Return Before Taxes	22.45%	7.86%	10.56%
Fidelity Advisor Strategic Dividend & Income Fund: Class Z | Return Before Taxes	22.60%			10.01%		Oct. 02, 2018
S&P 500® Index(reflects no deduction for fees, expenses, or taxes)	31.49%	11.70%	13.56%
Fidelity Strategic Dividend & Income Composite Index℠(reflects no deduction for fees, expenses, or taxes)	22.32%	9.25%	11.59%
[1]	Since inception October 2, 2018.

11.30 Fidelity Strategic Dividend & Income Fund - AMCIZ PRO-12 | Fidelity Strategic Dividend & Income Fund | Fidelity Advisor Strategic Dividend & Income Fund: Class A
Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.
11.30 Fidelity Strategic Dividend & Income Fund - AMCIZ PRO-12 | Fidelity Strategic Dividend & Income Fund | Fidelity Advisor Strategic Dividend & Income Fund: Class M
Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.
11.30 Fidelity Strategic Dividend & Income Fund - AMCIZ PRO-12 | Fidelity Strategic Dividend & Income Fund | Fidelity Advisor Strategic Dividend & Income Fund: Class C
On Class C shares redeemed less than one year after purchase.